Benefit Programs	12 Months Ended
Dec. 31, 2012
Benefit Programs

(11) Benefit Programs

The Company sponsors various retirement and other benefit plans. Our significant benefit plans include a defined benefit plan in the United States (the “U.S. Retirement Plan”) and defined benefit plans in Germany, France and the UK (the “German, French and UK Plans”). The Company also sponsors certain other benefit plans applicable to both our U.S. and non-U.S. employees.

(a) U.S. Retirement Plan

The U.S. Retirement Plan is a funded and tax-qualified defined benefit retirement plan that covers substantially all of the Company’s full-time U.S. employees who completed one full year of service as of May 31, 2005. Benefits under the U.S. Retirement Plan were frozen on May 31, 2005. The Company generally funds the minimum amount required by applicable laws and regulations. As of December 31, 2012, the U.S. Retirement Plan covered approximately 3,600 participants. The Company uses a December 31 measurement date for the U.S. Retirement Plan.

The change in benefit obligation, change in plan assets, and reconciliation of funded status were as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in benefit obligation:
Benefit obligation — beginning of year	$217.9	$179.7
Service cost	0.7	0.7
Interest cost	8.8	9.4
Actuarial loss	5.1	34.1
Benefits paid	(6.2)	(6.0)

Benefit obligation — end of year	226.3	217.9

Change in plan assets:
Fair value of plan assets — beginning of year	241.5	213.8
Actual gain on plan assets	29.2	33.7
Benefits paid	(6.2)	(6.0)

Fair value of plan assets — end of year	264.5	241.5

Funded status	$38.2	$23.6

Amounts recognized in the consolidated balance sheet for the U.S. Retirement Plan were as follows (in millions):

	December 31,
	2012	2011
Other assets	$38.2	$23.6
Accumulated other comprehensive income or loss — pre-tax	(28.1)	(18.3)

The amount in accumulated other comprehensive income or loss that has not been recognized as net periodic pension income as of December 31, 2012 relates to an actuarial gain. The accumulated benefit obligation was $226.3 million and $217.9 million as of December 31, 2012 and 2011, respectively.

The following table presents the components of net periodic pension income for the U.S. Retirement Plan (in millions):

	Year Ended December 31,
	2012	2011	2010
Service cost	$0.7	$0.7	$0.6
Interest cost	8.8	9.4	9.3
Expected return on plan assets	(14.3)	(12.2)	(12.0)
Recognized net actuarial gain	—	(0.4)	(0.6)

Net periodic pension income	$(4.8)	$(2.5)	$(2.7)

The following net actuarial gains or losses were included in other comprehensive income or loss (in millions):

	Year Ended December 31,
	2012	2011	2010
Net actuarial gain (loss) included in other comprehensive income or loss	$9.9	$(12.7)	$(6.0)

The net periodic pension income and the projected benefit obligation were based on the following assumptions:

	Year Ended December 31,
	2012	2011	2010
Discount rate for benefit obligation as of year end	3.95%	4.10%	5.40%
Discount rate for net periodic pension income	4.10%	5.40%	5.75%
Expected rate of return on plan assets for net periodic pension income	6.00%	5.80%	6.03%

We select our discount rate by comparing certain bond yield curves available as of year end with Moody’s ratings of “Aa” or “AA,” respectively. Based on our review as of December 31, 2012, we selected 3.95% to adjust for any differences between the maturity of the reference bonds and the weighted average maturity date of our future expected benefit payments. As of December 31, 2012, the investment strategy of the U.S. Retirement Plan is to match the investment asset duration with the pension liability duration. This strategy, utilizing a diversified fixed income fund, attempts to hedge the discounted rate used to present value future pension obligations. The fixed income fund invests in long duration investment grade corporate bonds primarily across industrial, financial and utilities sectors and is managed by a single institution. Surplus assets, the fair market value of assets in excess of benefit obligations, are invested in equity funds.

The estimated fair values of the U.S. Retirement Plan’s assets as of December 31, 2012 and 2011, by asset class were as follows (see Note 13 for more discussion on fair value measurements) (in millions):

	December 31, 2012				December 31, 2011
		Quoted	Significant			Quoted	Significant
		Prices in	Other	Significant		Prices in	Other	Significant
		Active	Observable	Unobservable		Active	Observable	Unobservable
		Markets	Inputs	Inputs		Markets	Inputs	Inputs
Asset Class	Total	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)
Money market funds	$22.2	$—	$22.2	$—	$5.2	$—	$5.2	$—
Fixed income fund	217.8	—	217.8	—	193.0	—	193.0	—
Equity funds	24.5	—	24.5	—	43.3	—	43.3	—

Total	$264.5	$—	$264.5	$—	$241.5	$—	$241.5	$—

The Company does not expect to make contributions to the U.S. Retirement Plan in 2013.

The following table summarizes the benefits expected to be paid under the U.S. Retirement Plan over each of the next five years and the following five-year period (in millions):

Year ending December 31,
2013	$7.4
2014	8.0
2015	8.6
2016	9.1
2017	9.7
2018 – 2022	56.5

(b) Other U.S. Benefit Plans

The Company sponsors defined contribution plans as well as a supplemental pension plan and a nonqualified deferred compensation plan for certain senior officers. The supplemental pension plan was frozen on May 31, 2005, is unfunded, and covered 15 participants (1 current employee) as of December 31, 2012. In addition, certain employees are covered under union-sponsored, collectively bargained plans, one of which was, prior to December 2012, a multi-employer plan that is not material to the Company. Expenses under these union-sponsored plans are determined in accordance with negotiated labor contracts. Expenses incurred under these plans were as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Defined contribution plans	$7.2	$8.4	$8.1
Union-sponsored plans	2.1	0.6	0.6
Supplemental pension plan	0.5	0.4	0.4
Nonqualified deferred compensation plan	0.2	0.2	0.2

In addition, the Company provides health benefits to certain retirees and their spouses. These benefit plans are unfunded. Shown below are the accumulated postretirement benefit obligation and the weighted average discount rate used in determining the accumulated postretirement benefit obligation (amounts in millions). The annual cost of these plans is not material.

	December 31,
	2012	2011
Postretirement benefit obligations	$1.7	$2.0
Weighted average discount rate	3.95%	4.10%
Healthcare cost trend rate assumed for next year	7.90%	8.20%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2028	2028

Assumed healthcare cost trend rates have a significant effect on the amounts reported for healthcare plans. A one-percentage-point increase in assumed healthcare cost trend rates would increase our postretirement benefit obligation as of December 31, 2012, by approximately $0.4 million.

(c) Non-U.S. Benefit Plans

The Company has defined benefit pension plans at various foreign subsidiaries. Our significant non-U.S. defined benefit plans are in Germany, France, and the UK. Our German subsidiaries have an unfunded defined benefit pension plan for certain employees and retirees, such plans being closed to new participants. Our French subsidiary has a defined benefit pension plan for a certain group of employees that is closed to new participants. Our UK subsidiary has two defined benefit plans which are closed to new participants and frozen with respect to future accrual of benefits. In addition, the Company has several small defined benefit pension plans at other locations. The Company uses a December 31 measurement date for these non-U.S. defined benefit plans.

Combined information for the German, French and the UK plans’ change in benefit obligation, change in plan assets, and reconciliation of funded status were as follows (in millions):

	Year Ended December 31,
	2012	2011
Change in benefit obligation:
Benefit obligation — beginning of year	$121.5	$115.7
Service cost	1.7	2.3
Interest cost	5.9	6.4
Plan participants’ contributions	0.3	0.3
Actuarial loss	23.7	1.8
Benefits paid	(3.4)	(3.2)
Curtailment	(4.8)	—
Currency translation changes	5.3	(1.8)

Benefit obligation — end of year	150.2	121.5

Change in plan assets:
Fair value of plan assets — beginning of year	61.5	62.6
Actual gain (loss) on plan assets	6.2	(0.2)
Company contributions	2.7	1.0
Plan participants’ contributions	0.3	0.3
Benefits paid	(2.2)	(2.0)
Currency translation changes	3.1	(0.2)

Fair value of plan assets — end of year	71.6	61.5

Funded status	$(78.6)	$(60.0)

Amounts recognized in the consolidated balance sheet were as follows (in millions):

	December 31,
	2012	2011
Other assets	$0.4	$0.4
Other long-term liabilities	(79.0)	(60.4)
Accumulated other comprehensive income or loss — pre-tax	40.5	25.0

The amount in accumulated other comprehensive income or loss that has not been recognized as net periodic pension cost as of December 31, 2012, relates to a net actuarial loss. The combined accumulated benefit obligation was $143.2 million and $113.2 million as of December 31, 2012 and 2011, respectively.

The following table presents the components of net periodic pension cost for the German, French and UK Plans (in millions):

	Year Ended December 31,
	2012	2011	2010
Service cost	$1.7	$2.2	$2.0
Interest cost	5.9	6.2	5.7
Expected return on plan assets	(3.9)	(4.4)	(3.8)
Recognized net actuarial loss	0.9	0.7	0.4

Net periodic pension cost	$4.6	$4.7	$4.3

The following net actuarial gains or losses were included in other comprehensive income or loss (in millions):

	Year Ended December 31,
	2012	2011	2010
Net actuarial loss included in other comprehensive income or loss	$(16.5)	$(6.2)	$(3.6)

The combined net periodic pension cost and the combined projected benefit obligation were based on the following weighted average assumptions:

	Year Ended December 31,
	2012	2011	2010
Discount rate for benefit obligation as of year end	4.11%	4.88%	5.21%
Discount rate for net periodic pension cost	4.88%	5.21%	5.54%
Expected rate of return on plan assets for net periodic pension cost
(French and UK plans only)	6.33%	6.83%	6.86%
Assumed annual rate of compensation increase for benefit obligation	3.00%	3.26%	3.53%
Assumed annual rate of compensation increase for net periodic pension cost	3.24%	3.92%	3.59%

The French and UK plans primarily invest in insurance contracts. The combined weighted target allocations for the underlying investments of such insurance contracts are approximately 65% equity index funds and 35% debt securities, equally divided between corporate bonds and government securities. The combined estimated fair values of the French and UK plans’ assets as of December 31, 2012 and 2011, by asset class were as follows (see Note 13 for more discussion on fair value measurements) (in millions):

	December 31, 2012				December 31, 2011
		Quoted	Significant			Quoted	Significant
		Prices in	Other	Significant		Prices in	Other	Significant
		Active	Observable	Unobservable		Active	Observable	Unobservable
		Markets	Inputs	Inputs		Markets	Inputs	Inputs
Asset Class	Total	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)
Insurance contracts	$71.6	$—	$71.6	$—	$61.5	$—	$61.5	$—

Total	$71.6	$—	$71.6	$—	$61.5	$—	$61.5	$—

The Company expects to make contributions to the French and UK plans of approximately $0.4 million in 2013.

The following table summarizes the benefits expected to be paid under the German, French and UK Plans over each of the next five years and the following five-year period (in millions):

Year ending December 31,
2013	$3.6
2014	3.7
2015	3.8
2016	4.0
2017	4.2
2018 – 2022	24.4

(d) Other Non-U.S. Postemployment Benefits

Certain of the Company’s European subsidiaries provide postemployment benefits in the form of lump-sum cash payments to employees when they leave the Company, regardless of their reason for leaving. The Company estimates and accrues a liability for these benefits. The largest such plans are in France, Italy and Belgium. The combined liability recorded for these plans was $7.6 million and $6.7 million as of December 31, 2012 and 2011, respectively.